TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
Profit or Loss From Continuing Operations Before Income Taxes

(Loss) profit from continuing operations before income taxes consists of:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Non-PRC	(282,527)	(4,912)	(74,140)	(11,900)
PRC	49,400	64,528	167,955	26,956

	(233,127)	59,616	93,815	15,056

Income Tax Benefit Expense

Income tax benefit (expense) comprises of:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current	(10,581)	(32,169)	(45,481)	(7,300)
Deferred	8,993	18,492	9,322	1,496

	(1,588)	(13,677)	(36,159)	(5,804)

Reconciliation Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
(Loss) profit from continuing operations before income taxes	(233,127)	59,616	93,815	15,056

Income tax benefit (expense) computed at applicable tax rates (25%)	58,282	(14,904)	(23,454)	(3,764)
Non-deductible expenses	(777)	(2,161)	(1,969)	(315)
Taxable income	(11,245)	(1,178)	—	—
Research and development expenses	533	2,982	4,313	692
Effect of tax holidays	3,621	827	—	—
Preferential rate	—	371	7,245	1,163

Current and deferred tax rate differences	553	1,331	1,804	290
International rate differences	(70,503)	(1,020)	(15,716)	(2,523)
Tax exempted income	—	—	2,635	423
Outside basis difference	613	—	—	—
Unrecognized tax benefits	(364)	(856)	(641)	(103)
Deferred tax expense	(105)	—	(3,695)	(593)
Change in valuation allowance	17,804	(32)	(5,263)	(845)
Prior year provision to return true up	—	963	(1,418)	(229)

Income tax expense	(1,588)	(13,677)	(36,159)	(5,804)

Tax Holiday Benefit Per Basic and Diluted Earnings Per Share	The benefit of the tax holiday per basic earnings per share is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Basic	0.05	0.005	—	—

Diluted	0.05	0.004	—	—

Significant Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	314	53	8
Accrued salary and welfare	2,407	3,589	576
Accrued expenses	512	1,403	225

Contingent consideration payables-current	1,727	3,498	562
Deferred government grant	—	67	11
Valuation allowance	(88)	(25)	(4)

Net current deferred tax assets	4,872	8,585	1,378

Non-current
Tax losses	5,333	8,586	1,378
Property and equipment	4,824	7,102	1,140
Deferred government grant	1,281	4,540	729

Contingent consideration payables-non current	5,866	883	142
Others	23	—	—
Valuation allowance	(4,554)	(9,880)	(1,586)

Net non-current deferred tax assets	12,773	11,231	1,803

Total deferred tax assets	17,645	19,816	3,181

Deferred tax liabilities
Non-current
Intangible assets	39,682	41,736	6,699
Capitalized interest	—	2,930	470

Total deferred tax liabilities	39,682	44,666	7,169

Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of year	5,035	25,403	4,077
Reclass to income tax payable	—	(15,931)	(2,557)
Additions based on tax positions related to the current year	20,368	830	133

Balance at end of year	25,403	10,302	1,653